Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [Abstract]
Cash and cash equivalents
6	Cash and cash equivalents

Cash and cash equivalents as of December 31, 2024 and 2023, are summarized as follows:

	2024	2023
Cash on hand	$610	$681
Cash at banks	143,421	88,231
Short-term investments (a)	63,079	9,467
	$207,110	$98,379

(a)	Includes fix-term deposits (promissory notes) and purchase/resell transactions with terms up to 3 days.

Restricted cash

As of December 31, 2023, restricted cash represents the amount necessary for foreign trade activities used for the storage business of $1,665. As of December 31, 2024, there is no restricted cash.